Acquisition of FRT (Narrative) (Details) - FRT GmbH [Member] - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Percentage of voting equity interests acquired	100.00%
Total consideration	$ 100.4
Cash paid	$ 2.1
Net working capital of acquisition Acquisition related costs		$ 1.4